Portfolio of investments—February 28, 2023 (unaudited)

	Shares	Value
Investment companies: 98.73%
Affiliated master portfolios: 61.19%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 34,451,320
Allspring Core Bond Portfolio		33,885,494
Allspring Disciplined Large Cap Portfolio		3,599,027
Allspring Emerging Growth Portfolio		281,756
Allspring Factor Enhanced Emerging Markets Equity Portfolio		272,138
Allspring Factor Enhanced International Equity Portfolio		2,661,175
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,385,110
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		419,432
Allspring Real Return Portfolio		10,160,312
Allspring Small Company Value Portfolio		280,138
		87,395,902
Alternative investment funds: 5.14%
Allspring Alternative Risk Premia Fund Class R6 ♠	561,653	4,555,002
PIMCO CommodityRealReturn Strategy Fund Institutional Class	600,318	2,785,474
		7,340,476
Bond funds: 19.20%
Allspring Global Investment Grade Credit Fund Class R6 ♠	499,953	4,239,600
Allspring High Yield Bond Fund Institutional Class ♠	3,109,004	9,078,291
Allspring Income Plus Fund Institutional Class ♠	1,647,628	14,103,698
		27,421,589
Exchange-traded funds: 7.60%
iShares Core MSCI EAFE ETF	6,453	419,639
iShares Core MSCI Emerging Markets ETF	8,561	405,363
iShares Core S&P 500 ETF	4,170	1,659,535
iShares Core S&P Small-Cap ETF	5,471	560,176
iShares Core U.S. Aggregate Bond ETF	65,534	6,377,114
iShares iBoxx $ High Yield Corporate Bond ETF	19,234	1,433,510
		10,855,337
Multi-asset funds: 4.16%
Allspring Diversified Income Builder Fund Class R6 ♠	1,128,409	5,946,713
Stock funds: 1.44%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	68,873	548,921
Allspring Emerging Markets Equity Fund Class R6 ♠	17,072	407,690
Allspring Premier Large Company Growth Fund Class R6 ♠†	46,273	548,801
Allspring Special Large Cap Value Fund Class R6 ♠	50,651	552,099
		2,057,511
Total Investment companies (Cost $152,001,585)		141,017,528

See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.77%
Investment companies: 0.77%
Allspring Government Money Market Fund Select Class ♠∞		4.39%	1,100,002	$ 1,100,002
Total Short-term investments (Cost $1,100,002)				1,100,002
Total investments in securities (Cost $153,101,587)	99.50%			142,117,530
Other assets and liabilities, net	0.50			717,091
Total net assets	100.00%			$142,834,621

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$ 2,785,847	$ 3,346,804	$ (1,096,963)	$ (119,119)	$(361,567)	$ 4,555,002
Allspring Discovery Large Cap Growth Fund Class R6†	698,564	150,269	(229,475)	11,639	(82,076)	548,921
Allspring Diversified Income Builder Fund Class R6	6,126,706	1,323,500	(1,226,305)	(210,424)	(66,764)	5,946,713
Allspring Emerging Markets Equity Fund Class R6	538,374	38,276	(135,106)	(56,128)	22,274	407,690
Allspring Global Investment Grade Credit Fund Class R6	5,201,022	123,012	(807,424)	(186,226)	(90,784)	4,239,600
Allspring High Yield Bond Fund Institutional Class	8,791,749	3,054,570	(2,405,420)	(371,850)	9,242	9,078,291
Allspring Income Plus Fund Institutional Class	17,365,555	1,102,694	(3,594,998)	(364,635)	(404,918)	14,103,698
Allspring Premier Large Company Growth Fund Class R6†	698,985	85,986	(213,323)	(40,972)	18,125	548,801
Allspring Special Large Cap Value Fund Class R6	349,550	377,500	(171,927)	(17,012)	13,988	552,099
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,002	11,538,118	(11,538,118)	0	0	1,100,002
				$(1,354,727)	$(942,480)	$41,080,817

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Income Allocation Fund

Portfolio of investments—February 28, 2023 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	561,653	$ 453,412	$206,644
Allspring Discovery Large Cap Growth Fund Class R6†	68,873	0	57,682
Allspring Diversified Income Builder Fund Class R6	1,128,409	215,033	0
Allspring Emerging Markets Equity Fund Class R6	17,072	5,756	0
Allspring Global Investment Grade Credit Fund Class R6	499,953	106,936	0
Allspring High Yield Bond Fund Institutional Class	3,109,004	383,806	0
Allspring Income Plus Fund Institutional Class	1,647,628	464,921	0
Allspring Premier Large Company Growth Fund Class R6†	46,273	0	0
Allspring Special Large Cap Value Fund Class R6	50,651	7,841	46,000
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,002	18,357	0
		$1,656,062	$310,326

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	10.18%	13.22%	$(1,570,562)	$(767,708)	$654,214	$0	$39,299	$34,451,320
Allspring Core Bond Portfolio	1.06	0.79	(2,654,450)	(416,987)	977,513	0	23,511	33,885,494
Allspring Disciplined Large Cap Portfolio	2.80	1.66	208,679	(685,701)	0	69,556	1,976	3,599,027
Allspring Emerging Growth Portfolio	0.09	0.08	1,833	19,667	0	534	241	281,756
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.26	32,513	(66,007)	0	8,972	238	272,138
Allspring Factor Enhanced International Equity Portfolio	0.61	0.60	(113,644)	66,687	0	45,472	1,885	2,661,175
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.29	0.29	100,935	(141,065)	0	18,427	1,221	1,385,110
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.35	0.34	43,660	(33,699)	0	4,163	360	419,432
Allspring Real Return Portfolio	1.86	4.78	41,349	(99,673)	162,961	21,289	2,423	10,160,312
Allspring Small Company Value Portfolio	0.06	0.05	(786)	763	0	4,411	260	280,138
			$(3,910,473)	$(2,123,723)	$1,794,688	$172,824	$71,414	$87,395,902
See accompanying notes to portfolio of investments

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Portfolio of investments—February 28, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Australian Dollar Futures	43	3-13-2023	$2,971,242	$2,897,125	$0	$(74,117)
Japanese Yen Futures	46	3-13-2023	4,509,637	4,231,713	0	(277,924)
E-Mini NASDAQ 100 Index	15	3-17-2023	3,817,420	3,621,675	0	(195,745)
FTSE 100 Index	30	3-17-2023	2,881,030	2,836,861	0	(44,169)
10-Year U.S. Treasury Notes	78	6-21-2023	8,714,064	8,709,188	0	(4,876)
Short
10-Year U.S. Treasury Notes	(27)	6-21-2023	(3,016,406)	(3,014,719)	1,687	0
					$1,687	$(596,831)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Income Allocation Fund

Notes to portfolio of investments—February 28, 2023 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the

Allspring Spectrum Income Allocation Fund  |  5

Notes to portfolio of investments—February 28, 2023 (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of February 28, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$53,621,626	$0	$0	$53,621,626
Short-term investments
Investment companies	1,100,002	0	0	1,100,002
Investments measured at net asset value*				87,395,902
	54,721,628	0	0	142,117,530
Futures contracts	1,687	0	0	1,687
Total assets	$54,723,315	$0	$0	$142,119,217
Liabilities
Futures contracts	$596,831	$0	$0	$596,831
Total liabilities	$596,831	$0	$0	$596,831

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $87,395,902 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 28, 2023, $2,010,068 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2023, the Funds did not have any transfers into/out of Level 3.

6  |  Allspring Spectrum Income Allocation Fund

Notes to portfolio of investments—February 28, 2023 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

Allspring Spectrum Income Allocation Fund  |  7